Mining rights (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about mining rights [line items]
Beginning of the year	¥ 1,611,486	¥ 1,577,505
Movement:
Addition		33,981
Impairment charge for the year	0	0
End of the year	1,611,486	1,611,486
Cost [member]
Disclosure of detailed information about mining rights [line items]
Beginning of the year	2,506,867	2,472,886
Movement:
End of the year	2,506,867	2,506,867
Accumulated impairment losses [member]
Disclosure of detailed information about mining rights [line items]
Beginning of the year	(895,381)	(895,381)
Movement:
End of the year	¥ (895,381)	¥ (895,381)